Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
June 29, 2018

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:
On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 40”). The purpose of PEA No. 40 is to (i) respond to Staff comments received on Post-Effective Amendment No. 38, as filed with the SEC via EDGAR Accession No. 0001628280-18-005133 on April 26, 2018 (“PEA No. 38”); (ii) incorporate updated financial and performance information for the most recent fiscal and calendar-year ends, respectively; and (iii) make other non-material changes.

I hereby certify that PEA No. 40 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please do not hesitate to contact me at 202.373.6101 with any questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores